Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Operating Lease by lessor	$ 102,370	$ 140,765	$ 140,073
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	677	781	386
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	45,739	68,218	61,125
No Later Than One Year [Member]
Statement [Line Items]
Operating Lease by lessor	$ 55,954	$ 71,766	$ 78,562